Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Valuation allowance	$ 28,647	$ 14,477
Federal
Net operating loss carryforwards	89,200	44,100
Income tax credit carryforwards	2,300	1,300
Federal | Tax Year 2017 [Member]
Net operating loss carryforwards	68,200
Federal | Tax Year 2018 [Member]
Net operating loss carryforwards	21,000
State and Local
Net operating loss carryforwards	90,400	45,400
Income tax credit carryforwards	$ 1,400	$ 900